Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Accounts receivable	$8,616,667	$9,529,968	$1,224,947
Less: Provision for credit losses	(225)	(806)	(104)
Accounts receivable, net	$8,616,442	$9,529,162	$1,224,843

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Beginning balance	$241,959	$225	$29
Cumulative-effect adjustment of adoption of CECL	(189,671)	-	-
Addition	88,578	581	75
Write-off	(140,641)	-	-
Ending balance	$225	$806	$104

The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 and recorded a cumulative-effect adjustment of HKD 189,671 for the application of a CECL model which resulted in a reduction in the beginning balance of provision for credit losses for accounts receivable as of April 1, 2023.

For the years ended March 31, 2023, 2024 and 2025, the Company accrued additional provision for credit losses for accounts receivable in an amount of HKD 142,194, HKD 88,578 and HKD 581 (US$75), respectively, on its consolidated statements of income and comprehensive income.

During the years ended March 31, 2024 and 2025, the Company had written off the uncollectible receivables in an amount of HKD 140,641 and HKD nil (US$ nil), respectively.